Other Long-term Assets	12 Months Ended
Dec. 31, 2017
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Other Long-term Assets
5.	Other Long-term Assets:

At December 31, 2017 and December 31, 2016, other long-term assets consisted of $112,284 and $141,576, respectively, of prepaid directors and officers insurance associated with a six-year tail policy purchased during 2016.